Other Expense, Net (Details) - USD ($) $ in Thousands	2 Months Ended	6 Months Ended
	Feb. 28, 2017	Jun. 30, 2018	Jun. 30, 2017
Other income | Navios Logistics
Schedule Of Equity Method Investments [Line Items]
Other (expense)/income - taxes other than income taxes		$ 3,271	$ 4,427
Formosa and San Lorenzo | Navios Logistics
Schedule Of Equity Method Investments [Line Items]
Vessel sale price	$ 1,109
Gain on sale of assets	$ 1,030